RELATED PARTY TRANSACTIONS	12 Months Ended
Sep. 30, 2016
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS
The Trust paid REIT Management, a related party, advisory fees pursuant to its Advisory Agreement of $693,000 $2,448,000 and $2,016,000 for the years ended September 30, 2016, 2015 and 2014, respectively. The Advisory Agreement terminated effective December 31, 2015. Effective as of January 1, 2016, the Trust retained certain of its executive officers and its former chairman of the board to provide services previously provided pursuant to such agreement. The aggregate fees paid in 2016 fiscal year for these services were $863,000.
Management of certain properties owned by the Trust and certain joint venture properties is provided by Majestic Property Management Corp., a corporation in which Fredric H. Gould is the sole shareholder, under renewable year-to-year agreements. Certain of the Trust's officers and Trustees are also officers and directors of Majestic Property Management Corp. Majestic Property Management Corp. provides real property management, real estate brokerage and construction supervision services to these properties. For the years ended September 30, 2016, 2015 and 2014, fees for these services were $34,000, $56,000, and $28,000, respectively.
Fredric H. Gould is the vice chairman of the board of directors of One Liberty Properties, Inc., a related party, and certain of the Trust's officers and Trustees are also officers and, or directors of One Liberty Properties, Inc. In addition, Mr. Gould is an executive officer and sole shareholder of Georgetown Partners, Inc., the managing general partner of Gould Investors L.P., a related party. Certain of the Trust's officers and Trustees are also officers and/or directors of Georgetown Partners, Inc. The allocation of expenses for the shared facilities, personnel and other resources is computed in accordance with a shared services agreement by and among the Trust and the affiliated entities and is included in general and administrative expense on the statements of operations. During the years ended September 30, 2016, 2015 and 2014, allocated general and administrative expenses reimbursed by the Trust to Gould Investors L.P. pursuant to the shared services agreement aggregated $549,000, $532,000 and $474,000, respectively.
On December 11, 2015, the Trust borrowed $8,000,000 from Gould Investors L.P. at an interest rate of 5.24%. This loan was satisfied on February 24, 2016. Interest expense for the year ended September 30, 2016 was $86,000.
Management of many of the Trust's properties is performed by its partners or their affiliates. In addition, the Trust may pay an acquisition fee to its partner upon the purchase of a property. These management and acquisition fees amounted to $4,140,000, $2,678,000 and $2,797,000 for the years ended September 30, 2016, 2015 and 2014, respectively.
In addition to its share of rent included as part of the Shared Services Agreement, the Trust leased additional space in the same building directly from an affiliate of Gould Investors L.P. prior to the sale of the building in January 2015. The rent paid was $64,000 and $149,000 in the years ended September 30, 2015 and 2014, respectively.
The Trust obtains insurance (primarily property insurance) in conjunction with Gould Investors L.P. and reimburses Gould for the Trust's share of the insurance cost. Insurance reimbursements to Gould Investors L.P. for the years ended September 30, 2016, 2015 and 2014 were $41,000, $15,000 and $15,000 respectively.
See Note 4 - Discontinued Operations for information regarding the Trust's sale of its interest in the Newark Joint Venture.